Financial instruments and risk management - Foreign currency risk (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2024 GBP (£)	Oct. 31, 2024 EUR (€)	Oct. 31, 2024 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	$ (23,809)	$ (20,902)
Currency risk | Currency in which supplementary information is displayed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	3,292	4,119	£ 583	€ 381	$ 2,328
Trade and other receivables	442	984	67	15	360
Accounts payable and accrued liabilities	(2,869)	(5,866)	(89)	(346)	(2,434)
Net monetary assets	$ 865	(763)	£ 561	€ 50	$ 254
Currency risk | Currency in which supplementary information is displayed | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5.00%
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 19	55
Decrease in impact of carrying value of net monetary assets	$ 19	55
Currency risk | Currency in which supplementary information is displayed | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5.00%
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 2	15
Decrease in impact of carrying value of net monetary assets	$ 2	15
Currency risk | Currency in which supplementary information is displayed | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5.00%
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 28	32
Decrease in impact of carrying value of net monetary assets	$ 28	$ 32